Leases - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Term of renewal	5 years
Term of option to terminate	1 year
Operating lease costs recognized	$ 14.7
Short-term lease costs	$ 0.3
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	20 years